INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current liabilities
Borrowings	$ 107,639,659	$ 71,301,468	$ 76,785,857
Corporate bonds	35,547,510	12,845,934	24,742,752
Non-current
Borrowings	60,670,946	74,177,169	47,988,468
Corporate bonds	50,007,680	61,264,268	37,826,641
Bank overdraft
Current liabilities
Borrowings			32,838
Bank borrowings
Current liabilities
Borrowings	61,303,952	48,305,535	33,684,287
Non-current
Borrowings	10,663,266	9,912,901	4,161,827
Trust debt securities
Current liabilities
Borrowings	7,296,506	6,492,733	3,470,448
Subordinated loan
Current liabilities
Borrowings			11,276,611
Parents companies and related parties
Current liabilities
Borrowings	$ 3,491,691	3,657,266	3,578,921
Non-current
Borrowings		$ 3,000,000	$ 6,000,000